Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Preferred Stock [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Common Stock [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Retained Earnings [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member]	Series D Convertible Voting Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Voting Preferred Stock [Member] Common Stock [Member]	Series D Convertible Voting Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Convertible Voting Preferred Stock [Member] Retained Earnings [Member]	Series D Convertible Voting Preferred Stock [Member]	Standby Equity Purchase Agreement [Member] Preferred Stock [Member]	Standby Equity Purchase Agreement [Member] Common Stock [Member]	Standby Equity Purchase Agreement [Member] Additional Paid-in Capital [Member]	Standby Equity Purchase Agreement [Member] Retained Earnings [Member]	Standby Equity Purchase Agreement [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022																0	648,384
Balance at Dec. 31, 2022																$ 0	$ 1	$ 96,172	$ (101,948)	$ (5,775)
Common stock discount amortization																0	0	345	0	345
Warrants underlying common stock issuance																$ 0	$ 0	(345)	0	(345)
Conversion of subordinated convertible notes into shares of common stock (in shares)	0	329,086
Conversion of subordinated convertible notes into shares of common stock	$ 0	$ 0	$ 2,914	$ 0	$ 2,914
Released restricted stock (in shares)																0	83,973
Released restricted stock																$ 0	$ 0	0	0	0
Issuance of shares (in shares)						14,000	0				0	197,017
Issuance of convertible preferred stock						$ 0	$ 0	$ 14,000	$ 0	$ 14,000
Commitments shares issuance from standby equity purchase agreement											$ 0	$ 0	$ 659	$ 0	$ 659
Stock issuance costs																0	0	(111)	0	(111)
Stock compensation expense																0	0	141	0	141
Net loss																$ 0	$ 0	0	(20,949)	(20,949)
Balance (in shares) at Dec. 31, 2023																14,000	1,258,460
Balance at Dec. 31, 2023																$ 0	$ 1	113,775	(122,897)	(9,121)
Common stock discount amortization																0	0	304	0	304
Warrants underlying common stock issuance																$ 0	$ 0	(304)	0	(304)
Released restricted stock (in shares)																0	274,812
Released restricted stock																$ 0	$ 1	(1)	0	0
Issuance of shares (in shares)						22,835	0
Issuance of convertible preferred stock						$ 0	$ 0	$ 22,835	$ 0	$ 22,835
Stock compensation expense																0	0	597	0	597
Net loss																$ 0	$ 0	0	(26,898)	(26,898)
Balance (in shares) at Dec. 31, 2024																36,835	1,533,272
Balance at Dec. 31, 2024																$ 0	$ 2	$ 137,206	$ (149,795)	$ (12,587)